Employee Retirement Plans Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Canada Defined Contribution Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contributions by employer, low end of the range (as a percent)	3.00%
Defined contribution plan, contributions by employer, high end of the range (as a percent)	8.50%
Defined contribution plan, contribution during the period	$ 7.2	$ 6.4	$ 5.1
United States Defined Contribution Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contributions by employer, low end of the range (as a percent)	5.00%
Defined contribution plan, contributions by employer, high end of the range (as a percent)	9.00%
Qualified Defined Contribution Plan U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contribution during the period		2.7	2.2
Percentage of contribution matched by employer, of salaried exempt employees' contribution (as a percent)	260000000.00%
U.K. Defined Contribution Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contribution during the period	1.0	3.7	2.2
U.K. Defined Contribution Plan New Scheme [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contribution during the period	$ 17.0	$ 11.0	$ 8.9